DEBT - Contractual Maturities of Recourse and Nonrecourse Debt Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Held-to-Maturity Securities [Line Items]
2025	$ 190,553
2026	60,946
Total	450,628	$ 474,855
Recourse and Nonrecourse Debt
Schedule of Held-to-Maturity Securities [Line Items]
2025		215,585
2026		108,568
Total		324,153
Recourse Debt
Schedule of Held-to-Maturity Securities [Line Items]
2025	138,554	61,868
2026	0	108,568
Total	138,554	170,436
Nonrecourse Debt
Schedule of Held-to-Maturity Securities [Line Items]
2025	51,999	153,717
2026	60,946	0
Total	$ 312,074	$ 153,717